SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Nuomi Inc	Oct. 26, 2013 Nuomi Inc	Dec. 31, 2013 Investees item	Dec. 31, 2012 Investees item	Dec. 31, 2013 Call options item	Dec. 31, 2012 Call options item	Dec. 31, 2013 Interest rate swaption	Dec. 31, 2013 Equity securities	Dec. 31, 2012 Equity securities	Dec. 31, 2011 Equity securities	Dec. 31, 2013 Corporate bonds item	Dec. 31, 2012 Corporate bonds	Dec. 31, 2011 Corporate bonds
Available-for-sale:
Cost	$ 142,324	$ 116,833									$ 77,506	$ 54,557		$ 64,818	$ 62,276
Gross unrealized gains	160,475	30,212									160,288	28,888		187	1,324
Impairment of short-term investments	(2,098)													(2,098)
Carrying Amount	300,701	147,045									237,794	83,445		62,907	63,600
Derivative financial instrument
Cost	1,999									1,999
Fair value change	(705)									(705)
Carrying Amount	1,294									1,294
Additional information on the realized gains and losses from available-for-sale investments
Proceeds	119,917	81,136	86,491					959	1,297		81,456	6,097	72,390	37,502	73,742	14,101
Costs	63,190	78,116	35,580			25,950	6,229				25,950	6,229	21,506	37,240	71,887	14,074
Gains (losses)	56,022	3,020	50,911			55,506	1,165	959	1,297	(705)	55,506	(132)	50,884	262	1,855	27
Number of investees from whom Company purchased stocks and options classified as available-for-sale securities						1	2
Cost of securities purchased						48,899	60,786							39,782	79,891
Number of securities sold						1
Number of banks from whom company purchased securities classified as available-for-sale securities														2
Proceeds from sale of call options	959	1,297
Number of call options outstanding								0	0
Impairment loss	2,098													2,098
Fair value of investment	97,015	95,603		63,626	63,626
Share of gain (loss) recognized by the entity	$ 20,317	$ (7,471)	$ 1,320	$ 3,118